CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (42,981)	$ (212,003)	$ (13,407)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	78,195	53,129	25,041
Depreciation and amortization - discontinued operations	4,275	58,021	67,270
Amortization of above (below) market leases	5,137	2,955	(163)
Amortization of above (below) market leases - discontinued operations	(38)	(1,865)	(403)
Amortization of loan costs	1,989	1,623	1,092
Amortization of loan costs - discontinued operations	74	521	621
Amortization of mortgage loan discount	0	(400)	(710)
Share-based compensation expense	432	1,341	1,319
Deferred Income tax benefit	(1,030)	(430)	0
Operating distributions from unconsolidated joint ventures	0	507	0
Gain on sale of real estate investments	(13,487)	(18,568)	(8,558)
Non-cash impairment loss on real estate	5,700	6,420	0
Non-cash impairment loss on real estate - discontinued operations	3,500	189,940	4,120
Impairment loss on mortgage loan receivable	0	9,235	0
Non-cash gain on mortgage loan payable-discontinued operations	0	(8,601)	0
Non-cash impairment loss on management contracts and goodwill	41,967	0	0
Equity in earnings of unconsolidated joint ventures	0	(57)	(326)
Equity in loss of unconsolidated joint ventures - discontinued operations	19	0	0
Change in fair value of contingent consideration	216	(13,000)	0
Increase in deferred leasing costs	(11,885)	(16,947)	(13,425)
Changes in operating assets and liabilities:
Change in receivables and other assets	(1,854)	(19,737)	(4,194)
Change in accounts payable and other liabilities	(8,656)	3,443	9,782
Cash provided by operating activities	61,573	35,527	68,059
Investing activities
Proceeds received from mortgage loan receivable	2,000	0	0
Distributions from unconsolidated joint ventures	120	3,201	0
Investment in real estate	(692,911)	(491,279)	(36,498)
Investment in other assets	0	(3,500)	0
Investment in management company	0	(32,400)	0
Proceeds from sale of real estate	127,867	200,193	4,758
Improvements to real estate	(25,621)	(41,811)	(36,335)
Cash used in investing activities	(588,545)	(365,596)	(68,075)
Financing activities
Principal payments on mortgage notes payable	(24,623)	(106,567)	(140,499)
Proceeds from mortgage notes payable	73,500	222,013	70,000
Proceeds from bank borrowings	482,266	286,655	143,750
Payments on bank borrowings	(352,588)	(265,172)	(132,911)
Debt financing costs	(3,552)	(4,858)	(1,004)
Purchase of Company stock	(172)	(397)	(821)
Dividends paid on common stock	(14,591)	(6,552)	(6,448)
Dividends paid on convertible preferred stock	(1,011)	0	0
Dividends paid on preferred stock	(13,553)	(9,529)	(5,787)
Contributions from noncontrolling interest partners	17,447	287,501	27,912
Distributions to noncontrolling interest partners	(729)	(43,546)	0
Proceeds from stock offering	371,251	26,034	44,797
Cash provided by (used in) financing activities	533,645	385,582	(1,011)
Change in cash and cash equivalents	6,673	55,513	(1,027)
Cash and cash equivalents at beginning of year	75,183	19,670	20,697
Cash and cash equivalents at end of year	$ 81,856	$ 75,183	$ 19,670